EQUITY - Schedule of Units (Details)	12 Months Ended
Dec. 31, 2022 USD ($) shares
Exchangeable Shares
Opening balance (in shares)	0
Increase (decrease) in number of ordinary shares issued	73,088,510
Converted to class C shares	(80,425)
Shares exchanged to LP Units	(52,500)
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	72,955,585
Class B Shares
Opening balance (in shares)	0
Increase (decrease) in number of ordinary shares issued	1
Converted to class C shares	0
Shares exchanged to LP Units	0
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	1
Exchangeable and class B shares
Opening balance | $	$ 0
Share issuance | $	2,077,000,000
Converted from exchangeable shares | $	(2,000,000)
Shares exchanged to LP Units | $	(2,000,000)
Remeasurement (gains) losses | $	(836,000,000)
Ending balance | $	$ 1,237,000,000